RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of transactions between related parties [abstract]
Disclosure of detailed information about key management personnel [Table Text Block]
For the year ended December 31, 2021	Salary and fees	Share-based Payments	Total
Management	$1,071	$1,357	$2,428
Outside directors *	556	967	1,523
Seabord Management Corp.**	208	-	208
Total	$1,835	$2,324	$4,159

For the year ended December 31, 2020	Salary and fees	Share-based Payments	Total
Management	$894	$934	$1,828
Outside directors *	301	469	770
Seabord Management Corp.**	279	-	279
Total	$1,474	$1,403	$2,877

*Starting June 2020 the directors fees paid to the Company's non-Executive Chairman have been replaced by monthly consulting fees of US$21. The change in fees is to reflect his increased role and involvement in the Company's investment activities.

**Seabord Management Corp. ("Seabord") is a management services company partially owned by the CFO and Chairman of the Board of Directors of the Company. Seabord provides accounting and administration staff, and office space to the Company.